Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balance at Dec. 31, 2017	$ 86	$ 140,170	$ 301	$ 10,142	$ 150,699
Balance (in Shares) at Dec. 31, 2017	34,124,223
Exercise of options and vesting of restricted stock units	$ 3	6,422			6,425
Exercise of options and vesting of restricted stock units (in Shares)	940,977
Share-based compensation		5,546			5,546
Warrants to customers		4,576			4,576
Other comprehensive income/loss			(539)		(539)
Net income (loss)				12,429	12,429
Balance at Dec. 31, 2018	$ 89	156,714	(238)	22,571	179,136
Balance (in Shares) at Dec. 31, 2018	35,065,200
Issuance of ordinary shares in a secondary offering, net of issuance costs in an amount	$ 14	130,296			130,310
Issuance of ordinary shares in a secondary offering, net of issuance costs in an amount (in Shares)	4,991,000
Exercise of options and vesting of restricted stock units	$ 2	5,899			5,901
Exercise of options and vesting of restricted stock units (in Shares)	628,140
Share-based compensation		6,614			6,614
Warrants to customers		5,094			5,094
Other comprehensive income/loss			1,081		1,081
Net income (loss)				10,167	32,738
Balance at Dec. 31, 2019	$ 105	304,617	843	32,738	338,303
Balance (in Shares) at Dec. 31, 2019	40,684,340
Issuance of ordinary shares in a secondary offering, net of issuance costs in an amount	$ 14	162,531			162,545
Issuance of ordinary shares in a secondary offering, net of issuance costs in an amount (in Shares)	4,689,941
Exercise of options and vesting of restricted stock units	$ 2	5,658			5,660
Exercise of options and vesting of restricted stock units (in Shares)	614,332
Share-based compensation		10,036			10,036
Warrants to customers		5,366			5,366
Other comprehensive income/loss			1,890		1,890
Net income (loss)				(4,783)	(4,783)
Balance at Dec. 31, 2020	$ 121	$ 488,208	$ 2,733	$ 27,955	$ 519,017
Balance (in Shares) at Dec. 31, 2020	45,988,613